Supplementary Balance Sheet Detail (Schedule Of Inventory Reserves) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 4,709	$ 2,716	$ 2,518	$ 6,600
Additions	4,052	4,154	2,844
Deductions	(4,528)	(2,161)	(2,646)
Balance at end of year	$ 4,233	$ 4,709	$ 2,716	$ 6,600